RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Oct. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Note payable - related party	$ 2,500,000	$ 2,500,000
Steel Media [Member]
Related Party Transaction [Line Items]
Contingent Earnout Consideration	7,183,751	6,732,123	$ 6,584,042
Maximum earnout consideration			8,000,000
Steel Media [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Maximum earnout consideration			$ 8,000,000
Richard Steel [Member] | Steel Media [Member]
Related Party Transaction [Line Items]
Maximum earnout consideration	8,000,000	8,000,000
Richard Steel [Member] | Promissory note [Member]
Related Party Transaction [Line Items]
Note payable - related party	$ 2,500,000	$ 2,500,000